Discontinued operations - Assets and Liabilities of the Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jul. 29, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets classified as held for sale	$ 0		$ 128,398
Long-term assets classified as held for sale	0		79,495
Current liabilities classified as held for sale	0		84,488
Noncurrent liabilities classified as held for sale	$ 0		40,460
Light-Duty | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash		$ 21,112	22,892
Accounts receivable		58,874	54,316
Inventories		55,991	46,858
Prepaid expenses		14,610	4,332
Current assets classified as held for sale		150,587	128,398
Long-term investments		3,454	2,866
Property, plant, and equipment		43,798	38,836
Operating lease right-of-use asset		20,964	18,196
Intangible assets		5,054	5,184
Deferred income tax assets		9,990	9,695
Goodwill		2,957	2,876
Other long-term assets		1,990	1,842
Long-term assets classified as held for sale		88,207	79,495
Total assets classified as held for sale		238,794	207,893
Accounts payable and accrued liabilities		84,405	68,688
Current portion of operating lease liabilities		2,414	2,336
Current portion of long-term debt		11,067	10,755
Current portion of warranty liabilities		3,329	2,709
Current liabilities classified as held for sale		101,215	84,488
Long-term operating lease liabilities		18,691	15,885
Long-term debt		13,513	16,135
Warranty liabilities		1,874	1,456
Deferred income tax liabilities		1,971	4,029
Other long-term liabilities		3,032	2,955
Noncurrent liabilities classified as held for sale		39,081	40,460
Total liabilities classified as held for sale		$ 140,296	$ 124,948